Organization and Nature of Operations (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization and Nature of Operations [Abstract]
Net loss	$ (885,942)	$ (364,191)	$ (1,610,880)	$ (447,466)	$ (583,447)	$ (975,829)	$ (2,861,013)	$ (2,006,742)	$ (2,456,550)	$ (965,150)
Net cash used in operations							(523,983)	(579,565)	(647,860)	(444,805)
Accumulated deficit	(7,103,495)						(7,103,495)		(4,242,482)	(1,785,932)
Stockholders’ deficit	(2,329,074)	$ (2,011,756)	$ (1,647,565)	$ (1,345,194)	$ (997,345)	$ (1,255,596)	(2,329,074)	$ (1,345,194)	(1,461,565)	(826,167)	$ (57,717)
Working capital deficit	2,329,074						2,329,074		(1,461,565)
Cash	$ 43,352						$ 43,352		108,335	$ 516,195
Net loss									$ 2,456,550